Lease - Schedule of Operating Lease Right-of-use Assets and Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Assets:
Operating lease right-of-use assets, net	$ 132,606
Liabilities:
Lease liabilities	80,412
Lease liabilities	53,350
Total lease liabilities	$ 133,762
Operating leases – office space	1 year 6 months 29 days
Weighted-average discount rate:
Operating leases	4.80%
Cash paid for amounts included in the measurement of lease liabilities:
Cash outflows for operating leases	$ 36,132